The World Insurance Trust
                               1500 Forest Avenue
                                    Suite 223
                            Richmond, Virginia 23229
                              Phone: (888) 826-2520

September 9, 2002



VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:   The World Insurance Trust (the "Company")
      SEC File Nos. 333-85528/811-21072

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that: (i) the form of Prospectus and Statement of Additional Information dated September 1, 2002, with respect to the Company, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from those contained in Pre-Effective Amendment No. 1 to the Company's Registration Statement on Form N-1A ("PEA No. 1"); and (ii) PEA No. 1 was filed electronically with the U.S. Securities and Exchange Commission on August 28, 2002.

Sincerely,


/s/ John Pasco, III
-------------------
John Pasco, III
Chairman